Trace W. Rakestraw
State Street
1 Iron Street CCB 1102
Boston, MA 02210
Tel +1 617 662 1501
Fax +1 617 369 0205
twrakestraw@statestreet.com

September 3, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated August 24, 2015 to the prospectuses for the iShares FactorSelect MSCI USA Small-Cap ETF, iShares FactorSelect MSCI USA ETF, iShares FactorSelect MSCI Intl Small-Cap ETF, iShares FactorSelect MSCI International ETF and iShares FactorSelect MSCI Global ETF. The purpose of this filing is to submit the 497 dated August 24, 2015 in XBRL.

If you have any questions regarding this filing, please contact Margery K. Neale, Esq. of Willkie Farr & Gallagher LLP at (212) 728-8297 or me at (617) 662-1501.

Very truly yours,

/s/ Trace W. Rakestraw

Trace W. Rakestraw

cc: Margery K. Neale, Esq.